Convertible Debt - Summary of Convertible Debt (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes				$ 4,400,000		$ 8,400,000
Gains (losses) on change in fair value of derivatives		$ (10,900,000)	$ (19,900,000)	(17,500,000)	$ (31,400,000)
Total convertible debt at end of the period		282,800,000		282,800,000		272,900,000
Koch Strategic Platforms Convertible Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible notes at beginning of the period				110,200,000	101,800,000	101,800,000
Principal of convertible notes at end of the period	$ 100,000,000.0	114,600,000		114,600,000		110,200,000
Conversion feature at beginning of the period				6,000,000.0	19,900,000	19,900,000
Gains (losses) on change in fair value of derivatives		3,400,000		(4,100,000)		(13,900,000)
Conversion feature at end of the period		1,900,000		1,900,000		6,000,000.0
Debt component at beginning of the period				85,500,000	74,200,000	74,200,000
Debt component issued	72,300,000			4,400,000		8,400,000
Transaction costs	$ 1,600,000
Accrued interest paid in kind				(4,400,000)		(8,400,000)
Accrued interest expense and accretion		10,100,000		10,100,000		11,300,000
Debt component at end of the period		95,600,000		95,600,000		85,500,000
Current debt instruments issued		97,500,000		97,500,000		91,500,000
Total convertible debt at end of the period		97,500,000		97,500,000		91,500,000
Glencore Convertible Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible notes at beginning of the period				208,100,000
Issuance of convertible notes				8,400,000		208,100,000
Principal of convertible notes at end of the period		216,500,000		216,500,000		208,100,000
Conversion feature at beginning of the period				16,500,000	0	0
Conversion feature issued				0		46,200,000
Gains (losses) on change in fair value of derivatives		(7,500,000)		(13,400,000)		(29,700,000)
Conversion feature at end of the period		3,100,000		3,100,000		16,500,000
Debt component at beginning of the period				164,900,000	0	0
Debt component issued				8,400,000		162,000,000.0
Transaction costs				0		1,300,000
Accrued interest paid in kind				(8,400,000)		(8,100,000)
Accrued interest expense and accretion		17,300,000		17,300,000		12,300,000
Debt component at end of the period		182,200,000		182,200,000		164,900,000
Total convertible debt at end of the period		185,300,000		185,300,000		181,400,000
Payment in Kind Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible notes at beginning of the period		$ 4,400,000	$ 4,100,000	$ 4,300,000	$ 1,800,000	1,800,000
Principal of convertible notes at end of the period						$ 4,300,000